JPMorgan Trust I

JPMorgan International Equity Funds

JPMorgan Asia Equity Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Growth Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Japan Fund

All Share Classes

JPMorgan Tax Aware Funds

Tax Aware International Opportunities Fund

All Share Classes

JPMorgan Trust I

JPMorgan Specialty Funds

JPMorgan Global Healthcare Fund

All Share Classes

JPMorgan Trust II

JPMorgan Income Funds

JPMorgan High Yield Bond Fund

All Share Classes

JPMorgan International Funds

JPMorgan International Equity Index Fund

All Share Classes

JPMorgan Specialty Funds

JPMorgan Technology Fund

All Share Classes

Supplement dated July 28, 2005

to the Prospectuses dated February 19, 2005

In the “How to do Business with the Funds” section, in the paragraph titled “Do I pay a redemption fee?”, the last paragraph is deleted and the following is substituted in its place:

The Funds often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Funds that assess redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-VARIOUS-705